INVESTMENT IN EQUITY SECURITIES	12 Months Ended
Mar. 31, 2012
INVESTMENT IN EQUITY SECURITIES [Text Block]

NOTE 4 – INVESTMENT IN EQUITY SECURITIES

Investments in equity securities ( 150,000 shares of a publicly traded geothermal corporation) activities consisted of the following:

Amount
Available-for-sale equity securities:
Cost basis	$88,515
Net unrealized gains	108,990
Foreign exchange losses	(19,019)
Fair value at March 31, 2011	178,486

Net unrealized losses	(81,883)
Foreign exchange losses	(4,106)
Fair value at March 31, 2012	$92,497